Borrowings - Summary of Detail Information of Borrowings (Detail) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about borrowings [line items]
Amount	$ 2,511,145	$ 9,721,910
Loma Negra C.I.A.S.A. [member]
Disclosure of detailed information about borrowings [line items]
Amount	2,387,032	9,701,024
Ferrosur Roca S.A. [member]
Disclosure of detailed information about borrowings [line items]
Amount	$ 124,113	20,886
United States Dollars [member] | Industrial And Commercial Bank of China [member] | Loma Negra C.I.A.S.A. [member] | LIBOR plus 5.00% [member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate basis	3-Month Libor + 5%
Borrowings adjustment to interest rate basis	5.00%
Due date	Nov-23
Amount	$ 803,375	990,769
United States Dollars [member] | Industrial And Commercial Bank of China [member] | Loma Negra C.I.A.S.A. [member] | LIBRO plus 7.375% [Member]
Disclosure of detailed information about borrowings [line items]
Due date	January 2022
United States Dollars [member] | Industrial and Commercial Bank of China one [member] | Loma Negra C.I.A.S.A. [member] | LIBOR plus 4.25% [member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate basis	6-Month Libor + 4.25%
Borrowings adjustment to interest rate basis	4.25%
Due date	Mar-21
Amount	$ 0	328,708
United States Dollars [member] | Industrial and Commercial Bank of China two [member] | Loma Negra C.I.A.S.A. [member] | LIBOR plus 4.25% [member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate basis	6-Month Libor + 4.25%
Borrowings adjustment to interest rate basis	4.25%
Due date	Apr-21
Amount	$ 0	385,727
United States Dollars [member] | Industrial and Commercial Bank of China three [member] | Loma Negra C.I.A.S.A. [member] | LIBOR plus 4.25% [member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate basis	6-Month Libor + 4.25%
Borrowings adjustment to interest rate basis	4.25%
Due date	May-21
Amount	$ 0	1,071,261
United States Dollars [member] | Industrial and Commercial Bank of China four [member] | Loma Negra C.I.A.S.A. [member] | LIBOR plus 4.25% [member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate basis	6-Month Libor + 4.25%
Borrowings adjustment to interest rate basis	4.25%
Due date	Jun-21
Amount	$ 0	257,479
United States Dollars [member] | Industrial and Commercial Bank of China five [member] | Loma Negra C.I.A.S.A. [member] | LIBOR plus 4.25% [member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate basis	6-Month Libor + 4.25%
Borrowings adjustment to interest rate basis	4.25%
Due date	Jul-21
Amount	$ 0	63,407
United States Dollars [member] | Industrial and Commercial Bank of China six [member] | Loma Negra C.I.A.S.A. [member] | LIBOR plus 4.25% [member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate basis	6-Month Libor + 4.25%
Borrowings adjustment to interest rate basis	4.25%
Due date	Aug-21
Amount	$ 0	1,345,182
United States Dollars [member] | Industrial and Commercial Bank of China seven [member] | Loma Negra C.I.A.S.A. [member] | LIBOR plus 4.25% [member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate basis	6-Month Libor + 4.25%
Borrowings adjustment to interest rate basis	4.25%
Due date	Sep-21
Amount	$ 0	213,289
United States Dollars [member] | Industrial and Commercial Bank of China eight [member] | Loma Negra C.I.A.S.A. [member] | LIBOR plus 4.25% [member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate basis	6-Month Libor + 4.25%
Borrowings adjustment to interest rate basis	4.25%
Due date	Oct-21
Amount	$ 0	437,852
United States Dollars [member] | Industrial and Commercial Bank of China nine [member] | Loma Negra C.I.A.S.A. [member] | LIBOR plus 4.25% [member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate basis	6-Month Libor + 4.25%
Borrowings adjustment to interest rate basis	4.25%
Due date	Nov-21
Amount	$ 0	561,573
United States Dollars [member] | Industrial and Commercial Bank of China ten [member] | Loma Negra C.I.A.S.A. [member] | LIBOR plus 4.25% [member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate basis	6-Month Libor + 4.25%
Borrowings adjustment to interest rate basis	4.25%
Due date	Dec-21
Amount	$ 0	396,652
United States Dollars [member] | Industrial and Commercial Bank of China eleven [member] | Loma Negra C.I.A.S.A. [member] | LIBOR plus 4.25% [member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate basis	6-Month Libor + 4.25%
Borrowings adjustment to interest rate basis	4.25%
Due date	Jan-22
Amount	$ 91,751	113,478
United States Dollars [member] | Industrial and Commercial Bank of China twelve [Member] | Loma Negra C.I.A.S.A. [member] | LIBOR plus 4.25% [member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate basis	6-Month Libor + 4.25%
Borrowings adjustment to interest rate basis	4.25%
Due date	Feb-22
Amount	$ 6,394	59,412
United States Dollars [member] | Industrial and Commercial Bank of China thirteen [member] | Loma Negra C.I.A.S.A. [member] | LIBOR plus 4.25% [member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate basis	6-Month Libor + 4.25%
Borrowings adjustment to interest rate basis	4.25%
Due date	Mar-22
Amount	$ 41,643	0
United States Dollars [member] | Industrial and Commercial Bank of China fourteen [member] | Loma Negra C.I.A.S.A. [member] | LIBRO plus 7.375% [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate basis	6-Month Libor + 7.375%
Borrowings adjustment to interest rate basis	7.375%
Due date	Jan-22
Amount	$ 663,235	820,947
United States Dollars [member] | Industrial And Commercial Bank Of China Fifteen [Member] | Loma Negra C.I.A.S.A. [member] | LIBRO plus 7.375% [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate basis	6-Month Libor + 7.375%
Borrowings adjustment to interest rate basis	7.375%
Due date	Jan-22
Amount	$ 731,806	905,823
Euro [member] | Loma Negra C.I.A.S.A. [member]
Disclosure of detailed information about borrowings [line items]
Amount	$ 2,338,204	9,674,353
Euro [member] | Banco Itaú S.A. [member] | Loma Negra C.I.A.S.A. [member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate	4.00%
Due date	Apr-21
Amount	$ 0	210,623
Euro [member] | Banco Itaú S.A. one [member] | Loma Negra C.I.A.S.A. [member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate	4.00%
Due date	May-21
Amount	$ 0	50,248
Euro [member] | Banco Itaú S.A. two [member] | Loma Negra C.I.A.S.A. [member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate	4.00%
Due date	Jun-21
Amount	$ 0	266,984
Euro [member] | Banco Itaú S.A. three [member] | Loma Negra C.I.A.S.A. [member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate	4.00%
Due date	Jul-21
Amount	$ 0	677,570
Euro [member] | Banco Itaú S.A. four [member] | Loma Negra C.I.A.S.A. [member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate	4.00%
Due date	Aug-21
Amount	$ 0	59,909
Euro [member] | Banco Itaú S.A. five [member] | Loma Negra C.I.A.S.A. [member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate	4.00%
Due date	Sep-21
Amount	$ 0	2,847
Euro [member] | Banco Itaú S.A. six [member] | Loma Negra C.I.A.S.A. [member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate	4.00%
Due date	Oct-21
Amount	$ 0	454,613
Local currency [member]
Disclosure of detailed information about borrowings [line items]
Amount	$ 172,941	47,557
Local currency [member] | Advances in current account one [member] | Ferrosur Roca S.A. [member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate	35.60%
Due date	Jan-22
Amount	$ 124,113	20,886
Local currency [member] | Advances in current account two [member] | Loma Negra C.I.A.S.A. [member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate	35.60%
Due date	Jan-22
Amount	$ 48,828	$ 26,671